                                          SUPPLEMENT DATED APRIL 30, 2012 TO THE
                                         FOLLOWING VARIABLE PRODUCT PROSPECTUSES
                                                            DATED APRIL 30, 2012




GOLD TRACK
GOLD TRACK SELECT
METLIFE RETIREMENT ANNUITY
METLIFE RETIREMENT PERSPECTIVES
UNALLOCATED GROUP VARIABLE ANNUITY
UNIVERSAL ANNUITY
UNIVERSAL ANNUITY ADVANTAGE (Supplement
  to the Supplement dated April 30,
  2012)
UNIVERSAL SELECT ANNUITY (Supplement to
  the Supplement dated April 30, 2012)




Effective April 30, 2012, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable annuity contract prospectuses listed above. Please retain this supplement and keep it with the prospectus for future reference.



UNDERLYING FUND FEES AND EXPENSES





The information in the table below replaces the disclosure regarding the Underlying Funds, as applicable to your prospectus, contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses."





FOR GOLD TRACK, GOLD TRACK SELECT, METLIFE RETIREMENT ANNUITY, UNIVERSAL ANNUITY, UNIVERSAL ANNUITY ADVANTAGE AND UNIVERSAL SELECT ANNUITY:





UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
MET INVESTORS SERIES TRUST
Black Rock Large Cap Core
  Portfolio -- Class E...........     0.59%        0.15%       0.05%          0.01%           0.80%         0.01%         0.79%
Dreman Small Cap Value
  Portfolio -- Class A...........     0.78%          --        0.07%          0.07%           0.92%         0.00%         0.92%
METROPOLITON SERIES FUND
Russell 2000(R) Index
  Portfolio -- Class A...........     0.25%          --        0.06%          0.08%           0.39%         0.00%         0.39%




FOR METLIFE RETIREMENT PERSPECTIVES:



UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core
  Portfolio -- Class E...........     0.59%        0.15%       0.05%          0.01%           0.80%         0.01%         0.79%
Dreman Small Cap Value
  Portfolio -- Class A...........     0.78%          --        0.07%          0.07%           0.92%         0.00%         0.92%

FOR UNALLOCATED GROUP VARIABLE ANNUITY:



UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core
  Portfolio -- Class E...........     0.59%        0.15%       0.05%          0.01%           0.80%         0.01%         0.79%
METROPOLITAN SERIES FUND
Russell 2000(R) Index
  Portfolio -- Class A...........     0.25%          --        0.06%          0.08%           0.39%         0.00%         0.39%




FOR UNIVERSAL ANNUITY:



UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
METROPOLITAN SERIES FUND
MetLife Mid Cap Stock
  Portfolio -- Class A+..........     0.25%         --         0.05%          0.02%           0.32%         0.00%         0.32%




+ Not available under all Contracts. Availability depends on Contract issue date.



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE





1300 Hall Boulevard
Bloomfield CT 06002-2910



Telephone:


Gold Track


Gold Track Select


MetLife Retirement Annuity


Universal Annuity Advantage


Universal Select Annuity


(800) 842-9406



MetLife Retirement Perspectives


(800) 842-9368



Universal Annuity


(800) 233-3591



Unallocated Group Variable Annuity


(800) 842-3330



                                                            Books 1, 15, 16, 21,
                                                                  90, 93, 94, 95